Intangible assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	£ 10,110.6	£ 13,132.6	£ 12,874.6
Brands with an indefinite useful life		1,078.2	1,132.8
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	2,921.7	2,928.6
Kantar [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]		2,513.0
Wunderman Thompson [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	2,121.9	2,101.8
Brands with an indefinite useful life		409.7	424.8
VMLYAndR [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	901.0	930.4
Brands with an indefinite useful life		199.1	206.6
Ogilvy [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	758.6	614.4
Brands with an indefinite useful life		211.1	219.1
Burson Cohn Wolfe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	739.3	711.9
Brands with an indefinite useful life		130.2	135.4
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	2,668.1	3,332.5
Brands with an indefinite useful life		£ 128.1	£ 146.9

[1]	Figures have been restated, as described in the accounting policies.